PERSONNEL, SOCIAL CHARGES AND BENEFITS	12 Months Ended
Dec. 31, 2021
PERSONNEL, SOCIAL CHARGES AND BENEFITS
PERSONNEL, SOCIAL CHARGES AND BENEFITS

16)  PERSONNEL, SOCIAL CHARGES AND BENEFITS

a)  Accounting policy

Salaries, remunerations and profit sharing are negotiated in collective bargaining agreements, with the corresponding social charges and contributions added by the accrual basis. The profit-sharing program for employees is based on the Company’s operating and financial goals, and a provision is recognized when the assumptions for its accounting are satisfied.

Details of Telefónica’s share-based compensation plans are described in Note 30.

Personnel costs and expenses, social charges and benefits are recorded as cost of services provided, commercial expenses or general and administrative expenses (Note 26).

b)  Breakdown

	12.31.21	12.31.20
Social charges and benefits	397,906	350,138
Profit sharing	366,451	285,079
Share-based payment plans (Note 30)	109,682	86,296
Salaries and wages	35,818	46,495
Total	909,857	768,008

Current	888,324	764,329
Non-current	21,533	3,679